Unaudited Quarterly Financial Information (Details) (USD $)	3 Months Ended																12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Summary of Unaudited Quarterly Financial Information
Total Revenues	$ 3,773,000,000		$ 4,176,000,000		$ 3,582,000,000		$ 3,826,000,000		$ 3,613,000,000		$ 4,156,000,000		$ 3,551,000,000		$ 3,625,000,000		$ 15,357,000,000		$ 14,945,000,000		$ 15,116,000,000
Operating Income	678,000,000	[1],[2]	875,000,000	[3]	547,000,000	[4]	755,000,000		249,000,000	[5],[6]	912,000,000		741,000,000		754,000,000		2,855,000,000		2,656,000,000		2,782,000,000
Income Before Extraordinary Item																	1,484,000,000		1,262,000,000		1,576,000,000
Extraordinary Item, Net of Tax																	0		0		373,000,000
Net Income (Loss)	347,000,000	[1],[2]	434,000,000	[3]	339,000,000	[4],[7]	364,000,000		21,000,000	[5],[6]	488,000,000		363,000,000		390,000,000		1,484,000,000		1,262,000,000		1,949,000,000
Amounts Attributable to AEP Common Shareholders
Income Before Extraordinary Item																	1,480,000,000		1,259,000,000		1,568,000,000
Extraordinary Item, Net of Tax																	0		0		373,000,000
Net Income	346,000,000	[1],[2]	433,000,000	[3]	338,000,000	[4],[7]	363,000,000		21,000,000	[5],[6]	487,000,000		362,000,000		389,000,000		1,480,000,000		1,259,000,000		1,941,000,000
Basic Earnings (Loss) per Share Attributable to AEP Common Shareholders:
Earnings per Share Before Extraordinary Item																	$ 3.04		$ 2.60		$ 3.25
Extraordinary Item per Share																	$ 0		$ 0		$ 0.77
Earnings per Share	$ 0.71	[8]	$ 0.89	[8]	$ 0.69	[8]	$ 0.75	[8]	$ 0.05	[8]	$ 1.00	[8]	$ 0.75	[8]	$ 0.80	[8]	$ 3.04		$ 2.60		$ 4.02
Diluted Earnings (Loss) per Share Attributable to AEP Common Shareholders:
Earnings per Share Before Extraordinary Item																	$ 3.04		$ 2.60		$ 3.25
Extraordinary Item per Share																	$ 0		$ 0		$ 0.77
Earnings per Share	$ 0.71	[8]	$ 0.89	[8]	$ 0.69	[8]	$ 0.75	[8]	$ 0.05	[8]	$ 1.00	[8]	$ 0.75	[8]	$ 0.80	[8]	$ 3.04		$ 2.60		$ 4.02
Unaudited Quarterly Financial Information (Textuals) [Abstract]
Favorable Asset Retirement Obligation Adjustment																	54,000,000		144,000,000
Appalachian Power Co [Member]
Summary of Unaudited Quarterly Financial Information
Total Revenues	869,675,000		849,733,000		746,504,000		951,494,000		890,796,000		864,198,000		716,461,000		805,476,000		3,417,406,000		3,276,931,000		3,205,225,000
Operating Income	101,954,000	[9]	147,692,000		92,072,000		164,560,000		142,122,000		142,722,000		143,426,000		169,190,000		506,278,000		597,460,000		429,580,000
Net Income (Loss)	30,176,000	[9]	62,625,000		29,862,000		70,548,000		56,669,000		63,191,000		62,332,000		75,311,000		193,211,000		257,503,000		162,758,000
Amounts Attributable to AEP Common Shareholders
Net Income																	193,211,000		257,503,000		161,013,000
Unaudited Quarterly Financial Information (Textuals) [Abstract]
Favorable Asset Retirement Obligation Adjustment																	7,083,000	[10],[11]	4,058,000	[10],[11]
Indiana Michigan Power Co [Member]
Summary of Unaudited Quarterly Financial Information
Total Revenues	595,100,000		638,865,000		549,501,000		583,393,000		544,824,000		598,204,000		510,876,000		546,207,000		2,366,859,000		2,200,111,000		2,214,770,000
Operating Income	60,734,000		102,364,000		77,533,000		81,230,000		26,080,000		80,486,000		64,803,000		76,325,000		321,861,000		247,694,000		281,656,000
Net Income (Loss)	35,413,000		57,880,000		40,754,000		43,457,000		10,172,000		39,254,000		29,810,000		39,221,000		177,504,000		118,457,000		149,674,000
Amounts Attributable to AEP Common Shareholders
Net Income																	177,504,000		118,457,000		149,048,000
Unaudited Quarterly Financial Information (Textuals) [Abstract]
Favorable Asset Retirement Obligation Adjustment																	(9,152,000)	[10],[11],[12]	126,149,000	[10],[11],[12]
Ohio Power Co [Member]
Summary of Unaudited Quarterly Financial Information
Total Revenues	1,146,655,000		1,279,176,000		1,102,994,000		1,233,790,000		1,217,407,000		1,359,816,000		1,113,750,000		1,237,223,000		4,762,615,000		4,928,196,000		5,431,111,000
Operating Income	162,418,000		312,795,000		73,072,000	[13]	244,813,000		(81,785,000)	[14]	279,109,000		210,004,000		269,619,000		793,098,000		676,947,000		834,704,000
Net Income (Loss)	80,249,000		178,901,000		21,056,000	[13]	129,774,000		(60,229,000)	[14]	151,510,000		101,423,000		150,830,000		409,980,000		343,534,000		464,993,000
Amounts Attributable to AEP Common Shareholders
Net Income																	409,980,000		343,534,000		463,734,000
Unaudited Quarterly Financial Information (Textuals) [Abstract]
Favorable Asset Retirement Obligation Adjustment																	53,208,000	[10],[11]	21,293,000	[10],[11]
Public Service Co of Oklahoma [Member]
Summary of Unaudited Quarterly Financial Information
Total Revenues	297,463,000		411,083,000		324,687,000		262,289,000		242,224,000		372,872,000		317,311,000		300,531,000		1,295,522,000		1,232,938,000		1,363,388,000
Operating Income	23,380,000		95,832,000		58,471,000		33,552,000		21,965,000		106,196,000		69,299,000		33,490,000		211,235,000		230,950,000		241,011,000
Net Income (Loss)	4,575,000		51,096,000		28,432,000		13,693,000		8,179,000		58,103,000		35,211,000		12,648,000		97,796,000		114,141,000		124,628,000
Amounts Attributable to AEP Common Shareholders
Net Income																	97,796,000		114,141,000		124,194,000
Unaudited Quarterly Financial Information (Textuals) [Abstract]
Favorable Asset Retirement Obligation Adjustment																	(19,000)	[10],[11]	1,669,000	[10],[11]
Southwestern Electric Power Co [Member]
Summary of Unaudited Quarterly Financial Information
Total Revenues	428,380,000		552,933,000		420,173,000		394,317,000		352,733,000		485,169,000		390,946,000		348,986,000		1,795,803,000		1,577,834,000		1,653,826,000
Operating Income	163,813,000	[15]	52,359,000	[16]	77,032,000		50,639,000		27,544,000		120,008,000		72,976,000		55,368,000		343,843,000		275,896,000		250,257,000
Net Income (Loss)	104,124,000	[15]	7,920,000	[16]	30,227,000		11,548,000		21,998,000		89,218,000		54,902,000		36,395,000		153,819,000		202,513,000		165,126,000
Amounts Attributable to AEP Common Shareholders
Net Income																	149,811,000		198,891,000		160,706,000
Unaudited Quarterly Financial Information (Textuals) [Abstract]
Favorable Asset Retirement Obligation Adjustment																	$ 3,209,000	[10],[11],[17]	$ (8,226,000)	[10],[11],[17]

[1]	Includes a regulatory disallowance for Amos Plant, Unit 3 (see Note 7).
[2]	Includes the reversal of regulatory disallowance for the Turk Plant (see Note 4).
[3]	Includes regulatory disallowances for the Turk Plant (see Note 4) and for Big Sandy Plant, Unit 2 (see Note 7).
[4]	Includes an impairment for Muskingum River Plant, Unit 5 (see Note 7).
[5]	Includes impairments for certain Ohio generation plants (see Note 7).
[6]	See Note 18 for discussion of cost reduction programs in 2012.
[7]	Includes U.K. Windfall Tax benefit (see Note 12).
[8]	Quarterly Earnings per Share amounts are intended to be stand-alone calculations and are not always additive to full-year amount due to rounding.
[9]	Includes a regulatory disallowance for Amos Plant, Unit 3 (see Note 6).
[10]	Includes ARO related to ash disposal facilities.
[11]	Includes ARO related to asbestos removal.
[12]	Includes ARO related to nuclear decommissioning costs for the Cook Plant of $1.2 billion as of December 31, 2013 and 2012.
[13]	Includes an impairment for Muskingum River Plant, Unit 5 (see Note 6).
[14]	Includes impairments for certain Ohio generation plants (see Note 6).
[15]	Includes the reversal of regulatory disallowance for the Turk Plant (see Note 3).
[16]	Includes a regulatory disallowance for the Turk Plant (see Note 3).
[17]	Includes ARO related to Sabine and DHLC.